Short-term Investments - Schedule of Short-term investments (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments [Abstract]
Aggregate cost	$ 25,547,079	$ 2,764,244
Gross unrealized gain	241,225	142,100
Aggregate fair value	$ 25,788,304	$ 2,906,344